Note 20 - Provisions - Reconciliation of Provisions (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Balance	$ 3,932	$ 3,818	$ 2,758
Foreign exchange	(18)	(41)	(140)
Additional provisions	146	3,171	2,557
Reverse unused provisions	(41)	(100)	(113)
Provisions utilized	(243)	(1,734)	(1,130)
Unwinding of discount	42
Disposals		(2,048)
Balance	3,818	3,066	3,932
Employee entitlements [member]
Statement Line Items [Line Items]
Balance	1,686	1,657	1,762
Foreign exchange	(18)	(41)	(140)
Additional provisions	146	1,659	510
Reverse unused provisions	(41)	(72)	(26)
Provisions utilized	(116)	(1,473)	(420)
Unwinding of discount
Disposals
Balance	1,657	1,730	1,686
Employee termination [member]
Statement Line Items [Line Items]
Balance	158	113	616
Foreign exchange
Additional provisions		176	243
Reverse unused provisions		(28)	(87)
Provisions utilized	(45)	(261)	(614)
Unwinding of discount
Disposals
Balance	113		158
Onerous contracts provision [member]
Statement Line Items [Line Items]
Balance	2,088	2,048	380
Foreign exchange
Additional provisions			1,804
Reverse unused provisions
Provisions utilized	(82)		(96)
Unwinding of discount	42
Disposals		(2,048)
Balance	2,048		2,088
Litigation provision [member]
Statement Line Items [Line Items]
Balance
Foreign exchange
Additional provisions		1,104
Reverse unused provisions
Provisions utilized
Unwinding of discount
Disposals
Balance		1,104
Warranty provision [member]
Statement Line Items [Line Items]
Balance
Foreign exchange
Additional provisions		232
Reverse unused provisions
Provisions utilized
Unwinding of discount
Disposals
Balance		$ 232